Share-based compensation (Schedule of weighted average fair value assumptions used in the Black-Scholes valuation) (Details)	12 Months Ended
	Dec. 31, 2021 Month $ / shares	Dec. 31, 2020 Month $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average share price at grant date (CAD)	$ 10.42	$ 3.77
Risk-free rate	1.02%	1.14%
Expected dividend yield	0.20%	0.50%
Expected stock price volatility (based on historical volatility)	60.50%	57.00%
Expected life of option (months) | Month	84	84
Weighted average per share fair value of stock options granted (CAD)	$ 6.06	$ 2.02